STOCK SUBSCIPTION RECEIVABLES	9 Months Ended
Jul. 31, 2021
Stock Subsciption Receivables
STOCK SUBSCIPTION RECEIVABLES

NOTE 4 – STOCK SUBSCIPTION RECEIVABLES

On July 28, 2021, an investor had entered into a stock purchase agreement with the Company to purchase common stock of the Company for a total purchase price of $500,000. As of July 31, 2021, the Company had received $100,000 of the purchase price. The remaining amount due of $400,000 is recorded as a stock subscription receivable as of July 31, 2021. On August 2, 2021, the Company received the full amount outstanding under the stock subscription receivable from the investor.